Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 211.6	€ 393.2	€ 552.3	€ 824.8
Financial assets at amortised cost	408.3	534.4
Financial assets at fair value through profit or loss		25.0
Financial liabilities at amortised cost	(2,758.0)	(2,366.8)
Financial assets (liabilities) at fair value through profit or loss	(0.1)	2.7
Financial assets (liabilities) at fair value through other comprehensive income	(37.8)	(105.0)
Total	(2,387.6)	(1,909.7)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(51.1)	(125.0)
Financial liabilities at fair value through profit or loss	(0.1)	(0.2)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(51.0)	(124.8)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(540.5)	(601.1)
Financial liabilities	(540.5)	(601.1)
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,217.5)	(1,765.7)
Financial liabilities	(2,217.5)	(1,765.7)
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	2.9
Financial assets	13.2	22.7
Derivative financial assets held for hedging	13.2	19.8
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	196.7	141.2
Financial assets	196.7	141.2
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	211.6	393.2
Financial assets	€ 211.6	393.2
Short-term investments [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss		25.0
Financial assets		€ 25.0